DEBT AND RELATED PARTY DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DEBT AND RELATED PARTY DEBT
Schedule of debt and related party debt

As of September 30, 2025 and December 31, 2024, debt and related party debt is comprised of the following (in thousands):

	September 30,	December 31,
	2025	2024
Short-term debt:
Fiza Investments Limited Loans, term debt	$—	$2,202
Other term loans	1,402	3,562
Total other current debt	1,402	5,764
Convertible debt	6,199	—
Total short-term debt	$7,601	$5,764
Other noncurrent debt:
Convertible debt	$9,560	$—
Other term loans	9,142	9,780
Less: debt issuance costs	(29)	(27)
Less: current portion	(7,601)	(3,562)
Total other noncurrent debt	$11,072	$6,191

As of December 31, 2024 and 2023, debt and related party debt is comprised of the following (in thousands):

	December 31,	December 31,
	2024	2023
Short-term debt:
Fiza Investments Limited Loans, convertible debt	$—	$5,000
Other current debt:
Fiza Investments Limited Loans, term debt	2,202	4,189
Other term loans	3,562	2,828
Total other current debt	5,764	7,017
Total short-term debt	$5,764	$12,017
Noncurrent related party debt:
Kuwait Investment Authority Debt	$—	$5,000
Total noncurrent related party debt	$—	$5,000
Other noncurrent debt:
Other term loans	$9,780	$4,949
Less: debt issuance costs	(27)	(68)
Less: current portion	(3,562)	(2,828)
Total other noncurrent debt	$6,191	$2,053

Schedule of future principal payments for long-term debt

As of September 30, 2025, future principal payments for long-term debt, including the current portion, are summarized as follows (in thousands):

Year Ending December 31,	Amount
2025	$2,491
2026	9,768
2027	9,404
Less adjustment to fair value of Senior Secured Convertible Debt	(2,990)
Total	$18,673

As of December 31, 2024, future principal payments for long-term debt, including the current portion, are summarized as follows (in thousands):

Year Ending December 31,	Amount
2025	$5,764
2026	6,218
Total	$11,982